UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                 Investment Company Act file number:  811-21694
                  --------------------------------------------

                      MELLON OPTIMA L/S STRATEGY FUND, LLC
         -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          BNY Mellon Financial Center
                           One Boston Place, 024-0071
                          Boston, Massachusetts 02108
        ---------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                            Peter M. Sullivan, Esq.
                          BNY Mellon Financial Center
                           One Boston Place, 024-0081
                          Boston, Massachusetts 02108
                        -------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (617) 722-7000
          -----------------------------------------------------------

                       Date of fiscal year end: March 31
                   ------------------------------------------

             Date of reporting period: July 1, 2013 - June 30, 2014
                     --------------------------------------

ITEM 1. PROXY VOTING RECORD:

The Mellon Optima L/S Strategy Fund, LLC participated in one shareholder meeting and also received the following issuer proposals, amendments, consents and/or resolutions during the period covered by this report and with respect to which the registrant was entitled to vote.


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                                                                           MATTER         WHETHER                       WHETHER
                                                                           PROPOSED       REGISTRANT     HOW            REGISTRANT
                   EXCHANGE                DATE OF                         BY ISSUER/     CAST           REGISTRANT     CAST VOTE
   ISSUER          TICKER       CUSIP      MEETING/     MATTER             SECURITY       VOTE           CAST           FOR/AGAINST
   NAME            SYMBOL       NUMBER     CONSENT      IDENTIFICATION     HOLDER         (YES/NO)       VOTE           MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus            DIRTPF      26200X829  12/6/2013     Election of        Issuer           Yes          For all           For
Institutional                                           (independent)                                    nominees
Reserves                                                directors
Treasury Prime
Fund -
Institutional
shares
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SRS Partners, Ltd.     NA     NA     1/14/2014          Modification of    Issuer           Yes          Redesignation      NA
                                                        fee arrangements                                 of existing
                                                        with issuer's                                    shares into
                                                        general  partner                                 Issuer's Class
                                                        and issuer's                                     A-1 shares
                                                        liquidity terms                                  (50%) and
                                                        in connection                                    Class B-1
                                                        with optional                                    shares (50%)
                                                        share class
                                                        exchange.
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

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MELLON OPTIMA L/S STRATEGY FUND, LLC

By:     /s/ David K. Mossman
        ---------------------------
        David K. Mossman, President

Date:   August 13, 2014